NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	150 Months Ended			0 Months Ended		0 Months Ended				1 Months Ended	0 Months Ended
	Aug. 24, 2012	Sep. 30, 2012	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Aug. 24, 2012 Subsequent event	Jan. 02, 2013 Subsequent event	Sep. 11, 2012 Minimum	Sep. 11, 2012 Minimum Subsequent event	Aug. 10, 2012 Sinclair Minimum	Aug. 10, 2012 Sinclair Minimum Subsequent event	Dec. 31, 2012 Tang Capital Partners, LP Subsequent event	Dec. 14, 2012 Aspire Capital Fund, LLC Subsequent event	Dec. 14, 2012 Aspire Capital Fund, LLC Maximum Subsequent event
Recent developments
Reverse stock split	1-for-7					1-for-7
Reverse stock split conversion ratio	0.143					0.143
Closing bid price of common stock evidenced by the entity to regain compliance (in dollars per share)								$ 1.00	$ 1.00
Period from NASDAQ Staff's notification, during which the closing bid price of the common stock must equal to or exceed the specified closing bid price to regain compliance								10 days	10 days
Quarterly installments receivable under royalty arrangement										$ 1.0	$ 1.0
Period of royalty arrangement										3 years	3 years
Stock issued for non-cash consideration												631,561	74,548
Preferred stock received in exchange for common stock issued												351,990
Preferred stock, shares outstanding		1,213,142		1,213,142	1,213,142		861,152
Common stock purchase agreement, shares issued													158,982
Common stock purchase agreement, cash received													1.0
Shares committed to purchase													1,454,787
Period of common stock purchase agreement													2 years
Common stock purchase agreement, purchase commitment														$ 19.0
Preferred stock dividend
Dividend rate (as a percent)		6.00%	6.00%